Supplement to the currently effective STATEMENTs OF ADDITIONAL INFORMATION

DWS New York Tax-Free Income Fund

Peter Aloisi has been added as a portfolio manager of the fund and, together with Ashton P. Goodfield and Matthew J. Caggiano, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS New York Tax-Free Income Fund in “Appendix I-D – Portfolio Management” of the fund’s Statements of Additional Information. The information for Peter Aloisi is provided as of May 31, 2018 and the information for Ashton P. Goodfield and Matthew J. Caggiano is provided as of August 31, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Ashton P. Goodfield	$10,001 - $50,000	$500,001 - $1,000,000
Matthew J. Caggiano	$1 - $10,000	$50,001 - $100,000
Peter Aloisi	$0	$50,001 - $100,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	8	$11,195,356,421	0	$0
Matthew J. Caggiano	4	$8,169,557,347	0	$0
Peter Aloisi	2	$1,751,182,208	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	0	$0	0	$0
Matthew J. Caggiano	1	$42,051,200	0	$0
Peter Aloisi	0	$0	0	$0

August 16, 2018

SAISTKR-433

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Ashton P. Goodfield	0	$0	0	$0
Matthew J. Caggiano	4	$2,610,788,168	0	$0
Peter Aloisi	0	$0	0	$0

Please Retain This Supplement for Future Reference